Balance Sheets - USD ($)	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS:
Cash	$ 339,923	$ 45,800
Other Assets	334,150
Total Current Assets	674,073	45,800
OTHER ASSETS:
Intangible Assets	1,554,603	1,783,980
Goodwill	345,711	345,711
Total Fixed Assets	1,900,314	2,129,691
TOTAL ASSETS	2,574,387	2,175,491
CURRENT LIABILITIES:
Accounts Payable and accrued expenses	443,480	884,207
Accrued Payroll		354,167
Total Current Liabilities	443,480	1,238,374
LONG TERM LIABILITIES:
Demand Promissory Note		250,000
Notes Payable, Related Parties		575,918
Total Long Term Liabilities		825,918
TOTAL LIABILITIES	443,480	2,064,292
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock; $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $0.0001 par value; 800,000,000 and 300,000,000 shares authorized at June 30, 2019 and June 30, 2018, respectively; 4,058,442 and 788,026 shares issued and outstanding at June 30, 2019 and June 30, 2018, respectively	406	79
Additional paid in capital	9,392,573	4,880,246
Accumulated deficit	(7,262,072)	(4,769,126)
Total Stockholders' Equity	2,130,907	111,199
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,574,387	$ 2,175,491